Rule 497(e)
File Nos. 333-162249
811-09667

Supplement Dated October 15, 2009
To the Prospectus for the

Prestige Series Flexible Premium Variable Universal Life Policy
Dated May 1, 2003

Issued Through

PRESTIGE VARIABLE LIFE ACCOUNT

By

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Effective September 23, 2009, the names of the following Portfolios (the “Alger Portfolios”) available in the Prospectus have been changed as follows:

Old Name	New Name
Alger American MidCap Growth Portfolio (Class O)	Alger Mid Cap Growth Portfolio (Class I-2)
Alger American Small Cap Growth Portfolio (Class O)	Alger Small Cap Growth Portfolio (Class I-2)
Alger American Large Cap Growth Portfolio (Class O)	Alger Large Cap Growth Portfolio (Class I-2)
Alger American Capital Appreciation Portfolio (Class O)	Alger Capital Appreciation Portfolio (Class I-2)

Also, effective September 23, 2009, Class O shares were designated Class I-2 shares.

This Supplement must be accompanied by, or read in conjunction with the
Prospectus dated May 1, 2003.

Please keep this Supplement for future reference.